Note 37 Income and expense from insurance and reinsurance contracts (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income and expense from insurance and reinsurance contracts [Line Items]
Income from assets covered by insurance and reinsurance contracts	€ 2,145	€ 1,866
Expense from liabilities covered by insurance and reinsurance contracts	(1,212)	(1,109)
Net income arising from insurance contracts	€ 933	€ 757